ORDINARY SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands					12 Months Ended
	Sep. 03, 2020 USD ($) $ / shares shares	Feb. 10, 2020 CNY (¥) shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Aug. 23, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Jul. 15, 2020 CNY (¥)	Jul. 15, 2020 USD ($)	Dec. 31, 2019 shares	Oct. 29, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares
ORDINARY SHARES
Ordinary shares, shares authorized						800,000,000			800,000,000				500,000,000		500,000,000
Voting rights					Each ordinary share is entitled to one vote	Each ordinary share is entitled to one vote
Ordinary shares, par value | $ / shares						$ 0.0001			$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Proceeds from initial public offering | ¥							¥ 726,300
American depository shares, common share equivalent		2.3	2.3
Number of ordinary shares represented by one ADS			2.3
Issuance of ordinary shares for restricted share units					7,235,959	7,235,959
Employee Stock Option Plan
ORDINARY SHARES
Shares Held in Employee Stock Option Plan						16,915,104
Investor Warrants
ORDINARY SHARES
Number of share issued	5,341,267				5,341,267	5,341,267
Collaboration Agreement with Everest
ORDINARY SHARES
Shares issued upon conversion				6,078,571
Hillhouse Entities
ORDINARY SHARES
Proceeds from Issuance of Warrants | $						$ 45.00
Hillhouse Entities | First Closing Period
ORDINARY SHARES
Number of shares for warrants to subscribe						3,744,032
Gross proceeds of shares and warrants | $						$ 293,000,000.0
Shares issued						20,421,378
Hillhouse Entities | Second Closing Period
ORDINARY SHARES
Number of shares for warrants to subscribe						1,597,235
Issuance of private placement					¥ 2,653,669	$ 397,200,000
Gross proceeds of shares and warrants | $						$ 125,000,000.0
Shares issued						8,712,124
Collaboration agreement with investors
ORDINARY SHARES
Issuance of private placement | $	$ 418,000,000					$ 418,000,000
Private Placement
ORDINARY SHARES
Number of share issued	12,666,740
Investor
ORDINARY SHARES
Ordinary shares, shares authorized														800,000,000
Ordinary shares, par value | $ / shares														$ 0.0001
Common stock value authorized | $														$ 80,000,000
Series A Preferred Shares
ORDINARY SHARES
Preferred stock, shares outstanding				30,227,056
Number of preferred shares converted to common shares				30,227,056
Series B Preferred Shares
ORDINARY SHARES
Preferred stock, shares outstanding				23,288,783
Number of preferred shares converted to common shares				23,288,783
Convertible Preferred Stock Series B-1 Upon Conversion
ORDINARY SHARES
Preferred stock, shares outstanding				3,714,580
Number of preferred shares converted to common shares				3,714,580
Series B-2 Preferred Shares
ORDINARY SHARES
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares				3,301,849
Number of preferred shares converted to common shares				3,571,427
Series C Preferred Stock
ORDINARY SHARES
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares				31,046,360
Number of preferred shares converted to common shares				34,420,469
Series C-1 Convertible Preferred Stock
ORDINARY SHARES
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares				3,857,143
Number of preferred shares converted to common shares				4,537,814
ADS
ORDINARY SHARES
Proceeds from initial public offering | $			$ 114,500,000
Share price | $ / shares			$ 14.00
Proceeds from initial public offering, net		¥ 697,788	$ 101,300,000
Amount of stock repurchase | $								$ 40,000,000
Number of share issued		8,175,750	8,175,750
Repurchased shares					1,652,541	1,652,541
Treasury stock exercise of option					0	0
Aggregate amount repurchased					¥ 21,249	$ 3,000,000
ADS | Investor Warrants
ORDINARY SHARES
Share price | $ / shares	$ 45
Proceeds from Issuance of Warrants | $	$ 104,500,000
ADS | IPO
ORDINARY SHARES
Number of share issued, price per share | $ / shares				$ 14.00
Proceeds from initial public offering | $				$ 103,700,000
Number of share issued				7,407,400
ADS | Private Placement
ORDINARY SHARES
Share price | $ / shares	$ 33
Issuance of private placement | $	$ 418,000,000
Number of share issued	29,133,502
ADS | Over-Allotment Option
ORDINARY SHARES
Common stock shares issuable			768,350
ADS | Investor
ORDINARY SHARES
Number of shares for warrants to subscribe	2,322,290
ADS | Board of Directors
ORDINARY SHARES
Amount of stock repurchase | $												$ 20,000,000
Prepaid expense stock repurchase program											¥ 34,051	$ 5,000,000